REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2,278,915	$ 2,062,414	$ 6,806,746	$ 6,307,879
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	1,338,404	1,188,898	3,922,795	3,671,916
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	716,837	683,130	2,285,722	2,057,261
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	130,426	122,607	349,273	356,324
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	45,828	40,856	140,737	131,046
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	4,673	2,128	12,143	9,886
Revenue from sales to unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	42,747	24,795	96,076	81,446
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	1,390,318	1,258,694	4,074,652	3,864,660
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	790,783	719,924	2,444,559	2,184,036
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	43,512	37,782	119,784	105,850
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	45,683	40,856	140,592	131,046
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 8,619	$ 5,158	$ 27,159	$ 22,287